Fair Value Measurements - Summary of Change in the Fair Value of the Contingent Consideration (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Additions		$ (78,804)
Ending balance – December 31		16,794
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance – January 1		2,302	$ 2,520
Additions	[1]	6,615	0
(Gain) loss on fair value remeasurement of contingent consideration	[2]	19,405	(271)
Foreign currency translation adjustments		50	53
Ending balance – December 31		$ 28,372	$ 2,302

[1]	Additions during the year ended December 31, 2021 represent contingent consideration liabilities arising from the Spirable acquisition (refer to Note 3 – Business Combinations) in the third quarter of 2021.
[2]	(Gain) loss on fair value remeasurement of contingent consideration mainly consist of an increase in the obligation to the former management shareholders of Second Spectrum as the lock-up period expired on December 31, 2021. Pursuant to the terms and conditions of the business combination agreement with Second Spectrum, the Company will issue an additional 2,701,576 shares of the Company’s common stock to the former Second Spectrum shareholders in early 2022.